Segmental Information (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Nine months ended				Nine months ended
(in thousands of $)	September 30, 2016				September 30, 2015
					Restated			Restated
	Vessel operations	LNG trading	FLNG	Total	Vessel operations	LNG trading	FLNG	Total
Time and voyage charter revenues	37,798	—	—	37,798	70,009	—	—	70,009
Time charter revenues - collaborative arrangement	10,494	—	—	10,494	—	—	—	—
Vessel and other management fees	8,902	—	—	8,902	9,671	—	—	9,671
Vessel and voyage operating expenses	(70,244)	—	—	(70,244)	(100,372)	—	—	(100,372)
Voyage and charterhire expenses - collaborative arrangement	(6,425)	—	—	(6,425)	—	—	—	—
Administrative expenses	(28,841)	—	(2,232)	(31,073)	(20,100)	—	(3,405)	(23,505)
Depreciation and amortization	(56,146)	—	—	(56,146)	(54,191)	—	—	(54,191)
Impairment of long-term assets	(1,706)	—	—	(1,706)	—	—	—	—
Other operating gains and losses (LNG Trade)	—	16	—	16	—	—	—	—
Net loss on disposal of Golar Power	(12,184)	—	—	(12,184)	—	—	—	—
Gain on disposals to Golar Partners	—	—	—	—	103,539	—	—	103,539
Impairment of vessel held-for-sale	—	—	—	—	(1,032)	—	—	(1,032)
Loss on disposal of vessel held-for-sale	—	—	—	—	(5,824)	—	—	(5,824)
Net financial expenses *	(66,969)	—	—	(66,969)	(138,397)	—	—	(138,397)
Income taxes	1,039	—	—	1,039	2,563	—	—	2,563
Equity in net earnings of affiliates	10,118	—	—	10,118	42,140	—	—	42,140
Net (loss) income	(174,164)	16	(2,232)	(176,380)	(91,994)	—	(3,405)	(95,399)
Non-controlling interests	(18,775)	—	—	(18,775)	(8,138)	—	—	(8,138)
Net (loss) income attributable to Golar LNG Ltd	(192,939)	16	(2,232)	(195,155)	(100,132)	—	(3,405)	(103,537)
Total assets	3,161,928	—	1,017,027	4,178,955	3,473,236	—	543,803	4,017,039

* Included within this amount are out of period adjustments, which are discussed in note 2.

Schedule of Revenue From External Customers
For the nine months ended September 30, 2016 and 2015, revenues from the following counterparties accounted for over 10% of our time charter revenues:

(in thousands of $)	Nine months ended September 30,		Nine months ended September 30,
	2016		2015
The Cool Pool (1)	36,663	76%	—	—%
Nigeria LNG Ltd	5,849	12%	29,116	42%
NFE Transport Partners LLC	5,648	12%	—	—%
Major commodity trading company	—	—%	14,871	21%
Major Japanese trading company	—	—%	7,289	10%
Multinational oil and gas company	—	—%	6,963	10%

(1) The Cool Pool revenue of $36.7 million includes revenue that is disclosed as from "collaborative arrangements" of $10.5 million which is separately disclosed on the face of the statements of income, with the balance of $26.2 million derived from Golar vessels operating within the Cool Pool, and included within the caption "Time and voyage charter revenues" in the consolidated statements of income.